MARKETABLE SECURITIES (Details Narrative) - CAD ($)	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025
Carlyle Commodities Corp. Warrants
Statement [Line Items]
Shares/Warrants held	550,000
Carlyle Commodities Corp. Shares [Member]
Statement [Line Items]
Change of fair value adjustment	$ (15,882)	$ (19,301)
Shares/Warrants held	550,000
Fair value	$ 6,204		$ 22,086